Segment Information - Schedule of Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total operating revenues	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 538,357	$ 387,346	$ 411,574	$ 613,505	$ 488,566	$ 371,799	$ 409,768	$ 657,645	$ 2,121,707	$ 1,950,782	$ 1,927,778
Interest revenue													2,602	461	924
Interest expense													72,069	63,700	68,020
Depreciation and amortization													253,027	236,817	223,422
Income tax expense													78,373	77,942	75,276
Segment net income	58,746	1,970	9,627	70,783	57,303	(2,864)	10,108	80,773	62,393	(4,305)	(3,676)	78,919	141,126	145,320	133,331
Segment assets	5,214,515				4,565,174				4,488,057				5,214,515	4,565,174	4,488,057
Capital expenditures													396,898	364,276	395,712
Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													2,029,519	1,862,629	1,844,404
Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													92,188	88,153	83,374
Gas Operations [Member]
Segment Reporting Information [Line Items]
Total operating revenues													1,382,087	1,300,154	1,321,728
Interest revenue													2,596	456	915
Interest expense													68,299	62,555	66,957
Depreciation and amortization													204,144	193,848	186,035
Income tax expense													63,597	65,377	64,973
Segment net income													116,872	124,169	116,619
Segment assets	4,657,709				4,272,029				4,204,948				4,657,709	4,272,029	4,204,948
Capital expenditures													350,025	314,578	308,951
Gas Operations [Member] | Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													1,382,087	1,300,154	1,321,728
Construction Services [Member]
Segment Reporting Information [Line Items]
Total operating revenues													739,620	650,628	606,050
Interest revenue													6	5	9
Interest expense													3,770	1,145	1,063
Depreciation and amortization													48,883	42,969	37,387
Income tax expense													14,776	12,565	10,303
Segment net income													24,254	21,151	16,712
Segment assets	567,405				293,811				283,109				567,405	293,811	283,109
Capital expenditures													46,873	49,698	86,761
Construction Services [Member] | Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													647,432	562,475	522,676
Construction Services [Member] | Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													92,188	88,153	83,374
Adjustments [Member]
Segment Reporting Information [Line Items]
Segment assets	$ (10,599)				$ (666)								$ (10,599)	$ (666)